                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00082
                                                     ---------

                                   CGM TRUST
                                   ---------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2006
                         -----------------

Date of reporting period: September 30, 2006
                          ------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

                                             CGM MUTUAL FUND
----------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF SEPTEMBER 30, 2006
(unaudited)

COMMON STOCKS -- 67.0% OF TOTAL NET ASSETS
                                                                         SHARES                VALUE (a)
                                                                         ------                ---------
BEVERAGES AND TOBACCO -- 3.5%
    Altria Group, Inc. ..............................................      225,000         $   17,223,750
                                                                                           --------------
BROKERAGE/INVESTMENT SERVICES -- 19.0%
    Lehman Brothers Holdings Inc. ...................................      365,000             26,958,900
    Morgan Stanley ..................................................      300,000             21,873,000
    The Bear Stearns Companies Inc. .................................      151,000             21,155,100
    The Goldman Sachs Group, Inc. ...................................      150,000             25,375,500
                                                                                           --------------
                                                                                               95,362,500
                                                                                           --------------
CONSUMER STAPLES -- 4.4%
    CVS Corporation .................................................      690,000             22,162,800
                                                                                           --------------
ELECTRONIC COMPONENTS -- 4.8%
    Advanced Micro Devices, Inc. (b) ................................      960,000             23,856,000
                                                                                           --------------
HOME PRODUCTS AND COSMETICS -- 1.0%
    The Procter & Gamble Company ....................................       80,000              4,958,400
                                                                                           --------------
METALS AND MINING -- 1.9%
    Freeport-McMoRan Copper & Gold Inc. .............................      180,000              9,586,800
                                                                                           --------------
OFFICE EQUIPMENT AND SUPPLIES -- 5.4%
    Hewlett-Packard Company .........................................      740,000             27,150,600
                                                                                           --------------
OIL - INDEPENDENT PRODUCTION -- 8.5%
    Devon Energy Corporation ........................................      160,000             10,104,000
    Occidental Petroleum Corporation ................................      500,000             24,055,000
    Petroleo Basileiro S.A. - Petrobras ADR (c) .....................      102,000              8,550,660
                                                                                           --------------
                                                                                               42,709,660
                                                                                           --------------
OIL REFINING -- 0.8%
    Suncor Energy Inc. ..............................................       55,000              3,962,750
                                                                                           --------------
OIL - SERVICE -- 6.3%
    Baker Hughes Incorporated .......................................       90,000              6,138,000
    Schlumberger Limited ............................................      409,000             25,370,270
                                                                                           --------------
                                                                                               31,508,270
                                                                                           --------------
TELEPHONE -- 11.4%
    America Movil S.A. de C.V. ADR (c) ..............................      730,000             28,740,100
    AT&T Inc. .......................................................      870,000             28,327,200
                                                                                           --------------
                                                                                               57,067,300
                                                                                           --------------
    TOTAL COMMON STOCKS (Identified Cost $332,065,078) ...........................            335,548,830
                                                                                           --------------

BILLS -- 32.7% OF TOTAL NET ASSETS
                                                                              FACE
                                                                             AMOUNT
                                                                             ------
UNITED STATES TREASURY -- 32.7%
    United States Treasury Bills, 3.905%, 10/05/06 ..................      $20,000,000       $ 19,989,178
    United States Treasury Bills, 4.510%, 10/12/06 ..................        4,000,000          3,993,999
    United States Treasury Bills, 4.522%, 10/12/06 ..................        1,500,000          1,497,742
    United States Treasury Bills, 4.548%, 11/30/06 ..................       23,400,000         23,221,060
    United States Treasury Bills, 4.633%, 12/14/06 ..................       65,000,000         64,378,665
    United States Treasury Bills, 4.728%, 10/26/06 ..................       11,000,000         10,962,569
    United States Treasury Bills, 4.796%, 10/26/06 ..................        3,000,000          2,989,646
    United States Treasury Bills, 4.833%, 11/09/06 ..................        4,000,000          3,978,637
    United States Treasury Bills, 4.861%, 11/16/06 ..................       15,500,000         15,402,260
    United States Treasury Bills, 4.881%, 11/16/06 ..................       10,000,000          9,936,686
    United States Treasury Bills, 4.906%, 11/24/06 ..................        3,000,000          2,977,680
    United States Treasury Bills, 4.922%, 11/24/06 ..................        4,500,000          4,466,419
                                                                                           --------------
TOTAL BILLS (Identified Cost $163,765,416) ...........................................        163,794,541
                                                                                           --------------
SHORT-TERM INVESTMENT -- 0.5% OF TOTAL NET ASSETS
    American  Express Credit Corporation, 5.00%, 10/02/06 (Cost
      $2,810,000) ...................................................        2,810,000          2,810,000
                                                                                           --------------
TOTAL INVESTMENTS -- 100.2% (Identified Cost $498,640,494) (d) .......................        502,153,371
    Cash and receivables .............................................................         59,513,807
    Liabilities ......................................................................        (60,582,772)
                                                                                           --------------
TOTAL NET ASSETS -- 100.0% ...........................................................     $  501,084,406
                                                                                           ==============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Corporate debt securities (other than short-term investments having a maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. U.S. government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees.
    Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.
(b) Non-income producing security.
(c) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(d) Federal Tax Information -- At September 30, 2006 the net unrealized depreciation on investments based on cost of $503,806,446 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess
      of value over tax cost .............................................................      $ 9,860,819
    Aggregate gross unrealized depreciation for all investments in which there is an excess
      of tax cost over value ............................................................       (11,513,894)
                                                                                                -----------
                                                                                                $(1,653,075)
                                                                                                ===========

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

                                             CGM REALTY FUND
----------------------------------------------------------------------------------------------------------
INVESTMENTS AS OF SEPTEMBER 30, 2006
(unaudited)

COMMON STOCKS -- 99.4% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 85.2%
                                                                          SHARES               VALUE(a)
                                                                          ------               --------
APARTMENTS -- 40.9%
    Apartment Investment and Management Company .....................    1,355,000         $   73,725,550
    Archstone-Smith Trust ...........................................    1,305,000             71,044,200
    AvalonBay Communities, Inc. .....................................      585,400             70,482,160
    BRE Properties, Inc. ............................................    1,190,000             71,078,700
    Equity Residential ..............................................    1,420,000             71,823,600
    Essex Property Trust, Inc. ......................................      575,000             69,805,000
    Home Properties, Inc. ...........................................    1,240,000             70,878,400
    United Dominion Realty Trust, Inc. ..............................    2,320,000             70,064,000
                                                                                           --------------
                                                                                              568,901,610
                                                                                           --------------
HOTELS -- 13.1%
    DiamondRock Hospitality Company (b) .............................    4,559,000             75,724,990
    FelCor Lodging Trust, Incorporated ..............................    2,092,600             41,956,630
    Sunstone Hotel Investors, Inc. ..................................    2,178,900             64,756,908
                                                                                           --------------
                                                                                              182,438,528
                                                                                           --------------
MISCELLANEOUS -- 1.4%
    Entertainment Properties Trust ..................................      385,000             18,988,200
                                                                                           --------------
OFFICE AND INDUSTRIAL -- 21.5%
    Boston Properties, Inc. .........................................      700,000             72,338,000
    Digital Realty Trust, Inc. ......................................      200,000              6,264,000
    Maguire Properties, Inc. ........................................       60,000              2,444,400
    Prologis ........................................................    1,092,700             62,349,462
    SL Green Realty Corp. ...........................................      756,300             84,478,710
    Vornado Realty Trust ............................................      655,000             71,395,000
                                                                                           --------------
                                                                                              299,269,572
                                                                                           --------------
RETAIL -- 2.5%
    Simon Property Group, Inc. ......................................      270,000             24,467,400
    Tanger Factory Outlet Centers, Inc. .............................      250,000              8,905,000
    The Macerich Company ............................................       20,000              1,527,200
                                                                                           --------------
                                                                                               34,899,600
                                                                                           --------------
STORAGE -- 5.8%
    Public Storage, Inc. ............................................      810,000             69,651,900
    U-Store-It Trust ................................................      505,000             10,837,300
                                                                                           --------------
                                                                                               80,489,200
                                                                                           --------------
                                                                                            1,184,986,710
    TOTAL REAL ESTATE INVESTMENT TRUSTS  (Identified cost $978,820,329) ..........         --------------

OTHER COMMON STOCKS -- 14.2%

COPPER -- 7.9%
    Phelps Dodge Corporation ........................................      793,000             67,167,100
    Southern Copper Corporation .....................................      468,000             43,290,000
                                                                                           --------------
                                                                                              110,457,100
                                                                                           --------------
METALS AND MINING -- 5.1%
    Freeport-McMoRan Copper & Gold Inc. .............................    1,318,000             70,196,680
                                                                                           --------------
OFFICE AND INDUSTRIAL -- 0.6%
    Brookfield Properties Corporation ...............................      250,000              8,830,000
                                                                                           --------------
REAL ESTATE SERVICES -- 0.6%
    Jones Lang LaSalle Incorporated .................................      100,000              8,548,000
                                                                                           --------------
   TOTAL OTHER COMMON STOCKS (Identified Cost $193,237,888) ......................            198,031,780
                                                                                           --------------
   TOTAL COMMON STOCKS (Identified Cost $1,172,058,217) ..........................          1,383,018,490
                                                                                           --------------

SHORT-TERM INVESTMENT -- 0.5% OF TOTAL NET ASSETS

                                                                          FACE
                                                                         AMOUNT
                                                                         ------
    American Express Credit Corporation, 5.0%, 10/02/06 (Cost
      $7,185,000) ...................................................    $7,185,000             7,185,000
                                                                                           --------------

TOTAL INVESTMENTS -- 99.9% (Identified Cost $1,179,243,217) (c) ..................          1,390,203,490
    Cash and receivables .........................................................             26,734,618
    Liabilities ..................................................................            (25,565,441)
                                                                                           --------------
TOTAL NET ASSETS -- 100.0% .......................................................         $1,391,372,667
                                                                                           ==============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.
(b) Non-controlled affiliate -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended September 30, 2006:

                        Number of                                Number of
                       Shares Held                              Shares Held                 Market Value
                       December 31,     Gross        Gross     September 30,    Dividend    September 30,
Name of Issuer            2005        Purchases      Sales         2006          Income         2006
--------------         ------------   ---------    ----------  -------------    ---------   -------------
Ashford Hospitality
Trust, Inc.* .......             0    4,795,000    4,795,000               0   $  871,000     $         0
DiamondRock
  Hospitality Company    3,679,000      880,000            0       4,559,000    2,303,460      75,724,990
Innkeepers USA
  Trust* ............    3,309,200            0    3,309,200               0      437,880               0
                                                                               ----------     -----------
    Totals ................................................................    $3,612,340     $75,724,990
                                                                               ==========     ===========
  * No longer considered an affiliated issuer.
(c) Federal Tax Information -- At September 30, 2006 the net unrealized appreciation on investments based on cost of $1,181,590,101 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost ...............................................................  $211,479,026
    Aggregate gross unrealized depreciation for all investments in which there is an excess
      of tax cost over value ...............................................................    (2,865,637)
                                                                                              ------------
                                                                                              $208,613,389
                                                                                              ============

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

                                              CGM FOCUS FUND
----------------------------------------------------------------------------------------------------------
INVESTMENTS AS OF SEPTEMBER 30, 2006
(unaudited)

COMMON STOCKS -- 97.9% OF TOTAL NET ASSETS
                                                                          SHARES              VALUE (a)
                                                                          ------              ---------
AEROSPACE -- 3.7%
    Embraer-Empresa Brasileira de Aeronautica S.A. ADR (b) ..........    2,133,200         $   83,770,764
                                                                                           --------------
BROKERAGE/INVESTMENT SERVICES -- 19.5%
    Lehman Brothers Holdings Inc. ...................................    1,020,000             75,337,200
    Merrill Lynch & Co., Inc. .......................................    1,530,000            119,676,600
    Morgan Stanley (c) ..............................................    1,660,000            121,030,600
    The Goldman Sachs Group, Inc. (c) ...............................      750,000            126,877,500
                                                                                           --------------
                                                                                              442,921,900
                                                                                           --------------
COPPER -- 11.2%
    Phelps Dodge Corporation ........................................    1,400,000            118,580,000
    Southern Copper Corporation .....................................    1,450,000            134,125,000
                                                                                           --------------
                                                                                              252,705,000
                                                                                           --------------
ELECTRONIC COMPONENTS -- 6.3%
    Advanced Micro Devices, Inc. (d) ................................    5,150,000            127,977,500
    Micron Technology, Inc. (d) .....................................      820,000             14,268,000
                                                                                           --------------
                                                                                              142,245,500
                                                                                           --------------
FINANCIAL SERVICES -- 5.4%
    Franklin Resources, Inc. ........................................      270,000             28,552,500
    Legg Mason, Inc. ................................................      940,000             94,808,400
                                                                                           --------------
                                                                                              123,360,900
                                                                                           --------------
METALS AND MINING -- 7.9%
    Allegheny Technologies Incorporated (c) .........................    2,100,000            130,599,000
    Freeport-McMoRan Copper & Gold Inc. .............................      920,000             48,999,200
                                                                                           --------------
                                                                                              179,598,200
                                                                                           --------------
MISCELLANEOUS -- 5.7%
    Tenaris S.A. ADR (b)(c) .........................................    3,655,000            129,313,900
                                                                                           --------------
OIL - INDEPENDENT PRODUCTION -- 12.3%
    Canadian Natural Resources Limited ..............................    1,850,400             84,341,232
    CNOOC Limited ADR (b) ...........................................    1,095,200             91,219,208
    Petroleo Brasileiro S.A.-Petrobras ADR (b) ......................    1,230,000            103,110,900
                                                                                           --------------
                                                                                              278,671,340
                                                                                           --------------
OIL REFINING -- 4.0%
    Suncor Energy Inc. ..............................................    1,251,200             90,148,960
                                                                                           --------------
OIL - SERVICE -- 5.7%
    Schlumberger Limited (c) ........................................    2,080,000            129,022,400
                                                                                           --------------
 TELEPHONE -- 16.2%
    America Movil, S.A. de C.V. ADR (b)(c) ..........................    3,180,000         $  125,196,600
    AT&T Inc. .......................................................    3,570,000            116,239,200
    Open Joint Stock Company "Vimpel-Communications" ADR (b)(c)(d) ..    2,070,000            125,421,300
                                                                                           --------------
                                                                                              366,857,100
                                                                                           --------------
TOTAL COMMON STOCKS (Identified Cost $2,021,025,144) .............................          2,218,615,964
                                                                                           --------------
SHORT-TERM INVESTMENT -- 0.9% OF TOTAL NET ASSETS
                                                                        FACE
                                                                       AMOUNT
                                                                       ------
    American Express Credit Corporation, 5.0%, 10/02/06
    (Cost $19,750,000) ..............................................    $19,750,000           19,750,000
                                                                                           --------------
TOTAL INVESTMENTS -- 98.8% (Identified Cost $2,040,775,144) (e) ..................          2,238,365,964
    Cash and receivables .........................................................            578,410,848
    Liabilities ..................................................................           (550,393,828)
                                                                                           --------------
TOTAL NET ASSETS -- 100.0% .......................................................         $2,266,382,984
                                                                                           ==============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at September 30, 2006 was
    $699,107,000 and the value of cash held in a segregated account was $369,853,917.
(d) Non-income producing security.
(e) Federal Tax Information: At September 30, 2006 the net unrealized appreciation on investments based on cost of $2,069,937,578 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess
      of value over tax cost ...............................................................   $207,457,272
    Aggregate gross unrealized depreciation for all investments in which there is an excess
      of tax cost over value ...............................................................    (39,028,886)
                                                                                               ------------
                                                                                               $168,428,386
                                                                                               ============

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

SECURITIES SOLD SHORT (PROCEEDS $332,204,577)

                                                                           SHARES               VALUE
                                                                           ------               -----

    Amazon.com, Inc. ................................................    4,800,000         $  154,176,000
    Countrywide Financial Corporation ...............................    3,870,000            135,604,800
    Sirius Satellite Radio Inc. .....................................    8,400,000             32,844,000
                                                                                           --------------
                                                                                           $  322,624,800
                                                                                           ==============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d)under the Act)that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, CGM Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

         Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CGM Trust

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: November 22, 2006


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date: November 22, 2006

By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer


Date: November 22, 2006